Shareholders' Equity - Additional Information (Detail)				12 Months Ended
	Sep. 15, 2017 shares	Apr. 14, 2017 USD ($)	Apr. 14, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) Vote shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 02, 2018 USD ($)	Mar. 02, 2018 EUR (€) € / shares	Jan. 30, 2018 USD ($)	Dec. 31, 2017 EUR (€) € / shares shares	Sep. 14, 2017 shares	Jun. 05, 2017 USD ($)	Dec. 31, 2016 € / shares	Dec. 31, 2014 shares	Sep. 30, 2013 € / shares
Class Of Stock [Line Items]
Authorized share capital amount | €										€ 40,000,000
Common and special voting shares				$ 25,000,000						€ 18,000,000
Common stock, shares authorized				2,000,000,000						2,000,000,000
Common shares, shares issued				1,364,400,196						1,364,400,196
Common shares, shares outstanding				1,363,592,506	1,361,630,903	1,362,048,989				1,363,592,506				1,355,319,640
Treasury stock, shares				807,690						807,690
Common shares, par value | € / shares										€ 0.01			€ 0.01		€ 0.01
Special voting shares, shares issued				396,474,276						396,474,276
Special voting shares, shares outstanding	474,474,276			388,906,690	412,268,203	413,249,206				388,906,690	396,474,276			415,399,503
Special voting shares, shares authorized				2,000,000,000						2,000,000,000
Capital increase				5,271,344	1,693,695	6,729,349
Voting Right				In order to reward long-term ownership of the Company’s common shares and promote stability of its shareholder base, the Articles of Association of CNH Industrial N.V. provide for a loyalty voting structure that grants eligible long-term shareholders the equivalent of two votes for each CNH Industrial N.V. common share that they hold through the issuance of special voting shares.
Number of votes eligible for each common share | Vote				2
Common Shares, Registered				three years
Special voting shares, per share par value | € / shares										€ 0.01
Stock repurchase program percentage of shares authorized to be repurchased			10.00%
Stock repurchase expiration date		Oct. 13, 2018	Oct. 13, 2018
Common shares repurchased, amount | $												$ 300,000,000
Common shares repurchased				3,300,000
Common shares repurchased, amount | $				$ 38,000,000	$ 14,000,000
Treasury stock, value | $				10,000,000	9,000,000
Dividend declared per share | € / shares			€ 0.11
Dividend declared and paid amount		$ 161,000,000	€ 150,000,000	$ 162,000,000	$ 202,000,000	$ 292,000,000
Dividends Payable, Date to be Paid		May 31, 2017	May 31, 2017
Subsequent Event
Class Of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased									10.00%
Common shares repurchased, amount | $									$ 700,000,000
Increase in common shares repurchased, amount | $									$ 400,000,000
Dividend declared per share | € / shares								€ 0.14
Dividend declared amount							$ 235,000,000	€ 191,000,000
Special Voting Shares [Member]
Class Of Stock [Line Items]
Treasury stock, shares				7,567,586						7,567,586
Retirement of special voting shares				23,361,513	981,003	2,150,297
Cancelled special voting shares held in treasury	78,000,000
Special Voting Shares				Shares will become “Qualifying Common Shares” and the relevant shareholder will be entitled to receive one special voting share for each such Qualifying Common Share